Leases (Future Minimum Lease Payments under Capital Leases with Present Value of Net Minimum Lease Payments) (Detail) ¥ in Millions	Mar. 31, 2016 JPY (¥)
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Fiscal Year Maturity [Abstract]
2017	¥ 13,768
2018	6,863
2019	5,933
2020	5,043
2021	4,017
Later fiscal years	4,578
Total minimum lease payments	40,202
Less - Amount representing interest	2,529
Present value of net minimum lease payments	37,673
Less - Current obligations	13,238
Long-term capital lease obligations	24,435
Present value of net minimum lease payments	¥ 37,673